AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2020
	Shares	Value
Common Stocks - 97.7%
Consumer Discretionary - 14.3%
Churchill Downs, Inc.[1]	32,094	$5,257,639
Chuy's Holdings, Inc.*	108,170	2,117,969
Five Below, Inc.*,1	56,450	7,169,150
Grand Canyon Education, Inc.*	110,519	8,834,889
Helen of Troy, Ltd.*,1	33,827	6,546,201
Lithia Motors, Inc., Class A1	45,148	10,291,035
Ollie's Bargain Outlet Holdings, Inc.*	70,080	6,121,488
Oxford Industries, Inc.	66,832	2,697,339
Skyline Champion Corp.*	271,543	7,269,206
Texas Roadhouse, Inc.	154,347	9,382,754
Wolverine World Wide, Inc.[1]	138,945	3,590,339

Total Consumer Discretionary		69,278,009
Consumer Staples - 3.4%
Central Garden & Pet Co.*	41,644	1,662,845
Central Garden & Pet Co., Class A*	204,777	7,400,641
Performance Food Group Co.*	217,167	7,518,321

Total Consumer Staples		16,581,807
Energy - 0.8%
Dril-Quip, Inc.*	56,250	1,392,750
WPX Energy, Inc.*	491,500	2,408,350

Total Energy		3,801,100
Financials - 12.7%
Ameris Bancorp	200,473	4,566,775
AMERISAFE, Inc.	98,230	5,634,473
Cathay General Bancorp	217,990	4,726,023
Cohen & Steers, Inc.	91,084	5,077,022
Glacier Bancorp, Inc.	194,691	6,239,846
Horace Mann Educators Corp.	189,681	6,335,345
Houlihan Lokey, Inc.	106,982	6,317,287
Meridian Bancorp, Inc.	213,583	2,210,584
Pacific Premier Bancorp, Inc.	212,383	4,277,394
PRA Group, Inc.*	82,780	3,307,061
Seacoast Banking Corp. of Florida*	218,523	3,939,970
Stifel Financial Corp.	135,951	6,873,683
Webster Financial Corp.	86,369	2,281,005

Total Financials		61,786,468
Health Care - 21.3%
AtriCure, Inc.*	152,799	6,096,680
Covetrus, Inc.*	244,394	5,963,214
CryoLife, Inc.*	247,317	4,567,945
CryoPort, Inc.*,1	147,763	7,003,966
	Shares	Value

Emergent BioSolutions, Inc.*	75,977	$7,850,703
Globus Medical, Inc., Class A*	157,749	7,811,730
Haemonetics Corp.*	50,145	4,375,151
HealthEquity, Inc.*	113,515	5,831,266
ICU Medical, Inc.*	34,421	6,290,782
Integra LifeSciences Holdings Corp.*	110,346	5,210,538
LHC Group, Inc.*	39,785	8,456,700
Phreesia, Inc.*	157,086	5,047,173
Progyny, Inc.*,1	156,775	4,613,888
Quidel Corp.*,1	20,157	4,422,043
Supernus Pharmaceuticals, Inc.*	180,785	3,767,559
Syneos Health, Inc.*,1	175,228	9,315,121
Veracyte, Inc.*,1	214,538	6,970,340

Total Health Care		103,594,799
Industrials - 16.6%
Alamo Group, Inc.	54,175	5,852,525
Allegiant Travel Co.	36,280	4,346,344
Heartland Express, Inc.	262,262	4,878,073
Helios Technologies, Inc.	128,335	4,671,394
ICF International, Inc.	84,778	5,216,390
Patrick Industries, Inc.[1]	131,775	7,579,698
Primoris Services Corp.	261,753	4,722,024
RBC Bearings, Inc.*	50,715	6,147,165
Ritchie Bros. Auctioneers, Inc. (Canada)	182,450	10,810,163
SiteOne Landscape Supply, Inc.*,1	61,409	7,488,828
UFP Industries, Inc.	165,898	9,374,896
US Ecology, Inc.	114,721	3,747,935
WillScot Mobile Mini Holdings Corp.*	334,278	5,575,757

Total Industrials		80,411,192
Information Technology - 15.0%
Cabot Microelectronics Corp.	26,894	3,840,732
CACI International, Inc., Class A*	21,395	4,560,558
The Descartes Systems Group, Inc. (Canada)*	84,334	4,805,351
Endava PLC, ADR (United Kingdom)*	51,999	3,283,737
MACOM Technology Solutions Holdings, Inc.*,1	193,098	6,567,263
Novanta, Inc.*	63,080	6,644,847
Paylocity Holding Corp.*	54,477	8,793,677
Proofpoint, Inc.*	41,269	4,355,943
Rapid7, Inc.*,1	90,076	5,516,254
Rogers Corp.*	38,462	3,771,584
Silicon Laboratories, Inc.*	76,131	7,449,419
Viavi Solutions, Inc.*	431,600	5,062,668

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 15.0% (continued)
Virtusa Corp.*	160,605	$7,895,342

Total Information Technology		72,547,375
Materials - 5.3%
Avient Corp.	278,245	7,362,363
Balchem Corp.	61,586	6,012,641
Compass Minerals International, Inc.[1]	67,036	3,978,587
Minerals Technologies, Inc.	64,093	3,275,152
Silgan Holdings, Inc.	144,144	5,300,175

Total Materials		25,928,918
Real Estate - 5.9%
Agree Realty Corp., REIT	74,577	4,746,080
National Health Investors, Inc., REIT	90,255	5,439,669
QTS Realty Trust, Inc., Class A, REIT [1]	124,562	7,849,897
Ryman Hospitality Properties, Inc., REIT	59,887	2,203,842
STAG Industrial, Inc., REIT	274,813	8,379,048

Total Real Estate		28,618,536
Utilities - 2.4%
IDACORP, Inc.	68,071	5,438,873
NorthWestern Corp.	128,004	6,226,115

Total Utilities		11,664,988

Total Common Stocks (Cost $417,456,615)		474,213,192

Principal Amount
Short-Term Investments - 1.2%
Joint Repurchase Agreements - 1.2%[2]
Citigroup Global Markets, Inc., dated 09/30/20, due 10/01/20, 0.080% total to be received $1,354,329 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 4.625%, 11/27/20 - 11/01/59, totaling $1,381,413)	$1,354,326	1,354,326
	Principal Amount	Value

Daiwa Capital Markets America, dated 09/30/20, due 10/01/20, 0.090% total to be received $1,354,329 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 11/15/20 - 03/01/52, totaling $1,381,413)	$1,354,326	$1,354,326
HSBC Securities USA, Inc., dated 09/30/20, due 10/01/20, 0.080% total to be received $1,354,329 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.000%, 11/01/26 - 08/01/50, totaling $1,381,413)	1,354,326	1,354,326
JP Morgan Securities LLC, dated 09/30/20, due 10/01/20, 0.060% total to be received $285,105 (collateralized by various U.S. Treasuries, 0.000% - 1.750%, 11/19/20 - 08/31/24, totaling $290,807)	285,105	285,105
RBC Dominion Securities, Inc., dated 09/30/20, due 10/01/20, 0.080% total to be received $1,354,329 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.500%, 10/27/20 - 07/15/61, totaling $1,381,413)	1,354,326	1,354,326

Total Joint Repurchase Agreements		5,702,409

Total Short-Term Investments (Cost $5,702,409)		5,702,409
Total Investments - 98.9% (Cost $423,159,024)		479,915,601
Other Assets, less Liabilities - 1.1%		5,459,659
Net Assets - 100.0%		$485,375,260

*	Non-income producing security.
[1]	Some of these securities, amounting to $68,729,564 or 14.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$474,213,192	—	—	$474,213,192
Short-Term Investments
Joint Repurchase Agreements	—	$5,702,409	—	5,702,409
Total Investments in Securities	$474,213,192	$5,702,409	—	$479,915,601

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2020, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$68,729,564	$5,702,409	$64,512,352	$70,214,761
The following table summarizes the securities received as collateral for securities lending at September 30, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.000%	10/08/20-02/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.